Insurance service expenses and other expenditure - Depreciation and amortisation and Interest expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Insurance service expenses and other expenditure
Depreciation and amortisation	$ 571	$ 523	$ 524
Operating segments
Insurance service expenses and other expenditure
Depreciation and amortisation	553	506	491
Operating segments | Hong Kong
Insurance service expenses and other expenditure
Depreciation and amortisation	157	51	42
Operating segments | Indonesia
Insurance service expenses and other expenditure
Depreciation and amortisation	17	12	11
Operating segments | Malaysia
Insurance service expenses and other expenditure
Depreciation and amortisation	51	22	21
Operating segments | Singapore
Insurance service expenses and other expenditure
Depreciation and amortisation	93	36	36
Operating segments | Growth markets and other note
Insurance service expenses and other expenditure
Depreciation and amortisation	223	372	369
Operating segments | Eastspring
Insurance service expenses and other expenditure
Depreciation and amortisation	12	13	12
Unallocated to a segment (central operations)
Insurance service expenses and other expenditure
Depreciation and amortisation	$ 18	$ 17	$ 33